Equity instruments - Disclosure of changes in financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of the year	€ 89,898	€ 83,308
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	715	(447)	€ 852
Balance at end of year	74,612	89,898	83,308
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of the year	2,193	1,761	1,941
Net additions (disposals)	(81)	(35)	11
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	245	447	(162)
Changes in the RV hedged with micro-hedging transactions	(76)	20	(29)
Balance at end of year	€ 2,281	€ 2,193	€ 1,761